Related Party Transactions (Details) - USD ($) $ in Millions		1 Months Ended
	Jun. 11, 2021	Dec. 31, 2021	Aug. 27, 2020
Related Party Transaction [Line Items]
Term of strategic support agreement	1 year
Remaining revenue performance obligation		$ 0.7
Transaction fee		$ 2.0
First Out Term Loans
Related Party Transaction [Line Items]
Outstanding borrowings			$ 110.0
Second Out Term Loan Facility
Related Party Transaction [Line Items]
Outstanding borrowings			$ 410.0